UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: Mar 31, 2008

  Check here if Amendment { }; Amendment Number: ___
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Saddle Peak Asset Management, LLC
  Address: 1299 Ocean Avenue, Suite 313, Santa Monica, CA  90401


  Form 13F File Number: 28-12653

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   /s/  Peter London
  Title:  CCO - Chief Compliance Officer
  Phone:  310.656.7600

  Signature, Place, and Date of Signing:

  /s/ Peter London               Santa Monica, CA                04/28/2008

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            0
  Form 13F Information Table Entry Total:                      33
  Form 13F Information Table Value Total:                  68,482
                                                      (thousands)

  Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NONE

                                                      FORM 13F INFORMATION TABLE
NAME OF                      TITLE          CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER    VOTING AUTHORITY
ISSUER                       OF CLASS                  (X$1000)   PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
---------------------------- -------------- ---------  --------   ------- -------- ---- --------   -------- --------- ------ -----
AMERICREDIT CORP             COM            03060R101      1901    188800       SH          SOLE               188800      0     0
AMGEN INC                    COM            031162100      3631     86900       SH          SOLE                86900      0     0
AMERICAN EXPRESS COMPANY     COM            025816109      2391     54700       SH          SOLE                54700      0     0
BJ SERVICES COMPANY          COM            055482103      2304     80800       SH          SOLE                80800      0     0
BEAR STEARNS COS INC         COM            073902108       574     54700       SH          SOLE                54700      0     0
CARBO CERAMICS INC           COM            140781105      2931     73100       SH          SOLE                73100      0     0
CYMER INC                    COM            232572107      6080    233500       SH          SOLE               233500      0     0
GANNETT CO INC               COM            364730101       658     22645       SH          SOLE                22645      0     0
HELEN OF TROY LTD            COM            G4388N106      4547    271150       SH          SOLE               271150      0     0
HERSHEY CO                   COM            427866108      1789     47500       SH          SOLE                47500      0     0
INTEL CORP                   COM            458140100      1137     53700       SH          SOLE                53700      0     0
K-SWISS INC                  COM            482686102      2267    143300       SH          SOLE               143300      0     0
LEGG MASON INC               COM            524901105      1058     18900       SH          SOLE                18900      0     0
MANPOWER INC                 COM            56418H100      3679     65400       SH          SOLE                65400      0     0
MERCURY GENERAL CORP         COM            589400100      2100     47400       SH          SOLE                47400      0     0
NABORS INDUSTRIES LTD        COM            G6359F103      1243     36800       SH          SOLE                36800      0     0
PILGRIMS PRIDE CORPORATION   COM            721467108      1036     51200       SH          SOLE                51200      0     0
STARBUCKS CORP               COM            855244109      2375    135700       SH          SOLE               135700      0     0
STAMPS.COM INC               COM            852857200      1250    121800       SH          SOLE               121800      0     0
SPEEDWAY MOTORSPORTS INC     COM            847788106      2063     82300       SH          SOLE                82300      0     0
TIME WARNER INC              COM            887317105      2187    156000       SH          SOLE               156000      0     0
CYMER INC                    COM            232572107      1953     75000 	SH CALL     SOLE                75000      0     0
AMGEN INC		     COM            031162100      6689    160100 	SH CALL     SOLE               160100      0     0
GANNETT CO INC               COM            364730101       831     28600 	SH CALL     SOLE                28600      0     0
STARBUCKS CORP		     COM            855244109      1066     60900 	SH CALL     SOLE                60900      0     0
AMERICAN EXPRESS CO	     COM            025816109       219      5000 	SH CALL     SOLE                 5000      0     0
GETTY IMAGES INC	     COM            374276103      2320     72500 	SH CALL     SOLE                72500      0     0
AGCO CORP		     COM            001084102       539      9000 	SH PUT      SOLE                 9000      0     0
RESEARCH IN MOTION LTD	     COM            760975102       729      6500 	SH PUT      SOLE                 6500      0     0
UNITED STATES STL CORP NEW   COM            912909108      1142      9000 	SH PUT      SOLE                 9000      0     0
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506      3703     50000       SH PUT      SOLE                50000      0     0
SELECT SECTOR SPDR TR        SBI INT-MATL   81369Y100      1406     35000       SH PUT      SOLE                35000      0     0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605       684     27500       SH PUT      SOLE                27500      0     0